Balance Sheet Components - Summary of Other Liabilities and Accrued Expenses (Detail) - USD ($) $ in Thousands		Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued reserves for customer incentive programs		$ 40,318		$ 36,582
Accrued reserves for sales return		29,805		24,610
Accrued payroll and related expense		22,474		10,638	$ 8,353
Deferred and unearned revenue				4,222
Income tax payable		20,929		8,524	3,573
Sales and use taxes and value-added tax liabilities				8,591	995
Operating lease liabilities, current	[1]	8,883
Lease liabilities, current				0	0
Warranty reserves				3,991	2,581
Deferred and contingent purchase consideration			$ 200	2,397	10,448
Other		47,177		15,986	9,680
Other liabilities and accrued expenses		$ 169,586		115,541	$ 35,630
Previously Reported
Other				$ 35,187

[1]	The current portion and long-term portion of operating lease liabilities are included in "other liabilities and accrued expenses" and "other liabilities, noncurrent", respectively, on our condensed combined consolidated balance sheets.